Business Combinations Proforma Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares
Business Acquisition [Line Items]
Business Acquisition, Pro Forma Revenue	$ 93,591
Business Acquisition, Pro Forma Net Loss	$ (35,709)
Business Acquisition, Pro Forma Loss Per Share, basic and diluted | $ / shares	$ (1.12)